SHARE BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

NOTE 12 – SHARE BASED COMPENSATION

Common Stock Issuable

On August 12, 2015, the Company entered into an Employment Agreement with Robert Clark (the “Clark Employment Agreement”). On December 1, 2016, the Company entered into an Amendment to Employment Agreement (the “Clark Amendment”; and, together with the Clark Employment Agreement, the “Amended Clark Employment Agreement”). Pursuant to the terms of the Amendment Clark Employment Agreement, the Company agreed to issue, among other securities, 200,000,000 shares of the Common Stock. Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him.

The 120,000,000 shares of the Common Stock were issued to Mr. Clark, as follows: (i) on October 28, 2015, the Company issued 30,000,000 of such shares; (ii) on March 2, 2016, the Company issued 40,000,000 of such, and (iii) on Mary 16, 2016, the Company issued 50,000,000 of such shares. On April 19, 2018, (i) 40,000,000 shares were cancelled and returned to the Company, and on July 31, 2019, (ii) an additional 50,000,000 shares were cancelled and returned to the Company. Accordingly, as of December 31, 2019, the Company owed to Mr. Clark an aggregate of 169,999,860 shares to be reissued to him upon his request pursuant to the terms of the oral agreement with him which were valued at $1,386,497 based on their fair value at the date of grant. The amounts are reflected as common stock issuable as of March 31, 2023 and December 31, 2022.

Issuance of Class C Preferred Stock to a related party

On February 16, 2023, we issued 1,000 shares of our Series C Preferred Stock to Robert Clark, CEO and major shareholder. The Company determined the fair value of the shares was $185,000 using a monte carlo valuation method. We issued these shares of common stock pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act as not involving a public offering.

Summary of Warrants

A summary of warrants for the three months ended March 31, 2023 is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2022	278,333,333	0.0223
Warrants granted	136,000,000	0.0045
Warrants exercised	(67,164,179)	0.0045
Warrants expired or forfeited	-	-
Balance outstanding, March 31, 2023	347,169,154	$0.0188
Balance exercisable, March 31, 2023	347,169,154	$0.0188

Information relating to outstanding warrants at March 31, 2023, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.0045	168,835,821	4.85	$0.0045	168,835,821	$0.0045
$0.03	158,333,333	1.26	$0.03	158,333,333	$0.03
$0.05	20,000,000	0.12	$0.05	20,000,000	$0.05
	347,169,154	2.94	$0.0188	347,169,154	$0.0188

Based on the fair market value of $0.0032 per share on March 31, 2023, there was no intrinsic value attributed to both the outstanding and exercisable warrants at March 31, 2023.

In connection with the issuance of senior convertible secured debentures on March 13, 2023 (see Note 8), the Company granted warrants with a relative fair value of $285,000 to purchase up to an aggregate of 80,000,000 shares of the Common Stock. Each warrant has a five-year term from issuance and is immediately exercisable at an exercise price of $0.0045 per share, subject to adjustment. The relative fair value of these warrants at grant date was $285,000, which was determined using a Black-Scholes-Merton option pricing model with the following assumptions: fair value of our stock price of $0.0044 per share, the expected term of three years, volatility of 257%, dividend rate of 0%, and risk-free interest rate of 3.88%.

In connection with the issuance of 2023 Equity Purchase Agreement on March 30, 2023 (see Note 11), the Company granted warrants to purchase up to an aggregate of 56,000,000 shares of the Common Stock. Each warrant has a five-year term from issuance and is immediately exercisable at an exercise price of $0.0045 per share, subject to adjustment. The fair value of these warrants at grant date was $165,000, which was determined using a Black-Scholes-Merton option pricing model with the following assumptions: fair value of our stock price of $0.0044 per share, the expected term of three years, volatility of 257%, dividend rate of 0%, and risk-free interest rate of 3.88%.

NOTE 13 – SHARE BASED COMPENSATION

Employee Shares

On April 1, 2022, the Company granted 1,000,000 shares of Common Stock to Peter Troy pursuant to that certain Employment Agreement dated October 1, 2021, by and between Mr. Troy and the Company. At the date of grant, the fair market value of the shares was $0.0085 per share based on the closing price of the Common Stock, for a total value of $8,500.

On December 16, 2022, the Company granted 500,000 shares of Common Stock to John Sargent pursuant to that certain Employment Agreement dated February 1, 2021, by and between Mr. Sargent and the Company. At the date of grant, the fair market value of the shares was $0.0046 per share based on the closing price of the Common Stock, for a total value of $23,000.

During 2021 the Company issued an aggregate of 8,000,000 shares of Common Stock to William J Stineman pursuant to that certain Employment Agreement by and between Mr. Stineman and the Company. The per-share fair market value of the shares was $0.0265 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, for a total value of $212,000.

During 2021 the Company issued 100,000 shares of Common Stock to John Torrence pursuant to performance award by and between Mr. Torrence and the Company. At the date of issuance, the per-share fair market value of the shares was $0.018 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, for a total value of $1,800.

Common Stock Issuable

On August 12, 2015, the Company entered into an Employment Agreement with Robert Clark (the “Clark Employment Agreement”). On December 1, 2016, the Company entered into an Amendment to Employment Agreement (the “Clark Amendment”; and, together with the Clark Employment Agreement, the “Amended Clark Employment Agreement”). Pursuant to the terms of the Amendment Clark Employment Agreement, the Company agreed to issue, among other securities, 200,000,000 shares of the Common Stock. Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him.

The 120,000,000 shares of the Common Stock were issued to Mr. Clark, as follows: (i) on October 28, 2015, the Company issued 30,000,000 of such shares; (ii) on March 2, 2016, the Company issued 40,000,000 of such, and (iii) on Mary 16, 2016, the Company issued 50,000,000 of such shares. On April 19, 2018, (i) 40,000,000 shares were cancelled and returned to the Company, and on July 31, 2019, (ii) an additional 50,000,000 shares were cancelled and returned to the Company. Accordingly, as of December 31, 2019, the Company owed to Mr. Clark an aggregate of 169,999,860 shares to be reissued to him upon his request pursuant to the terms of the oral agreement with him which were valued at $1,386,497 based on their fair value at the date of grant. During the year ended December 31, 2021, the Company reclassified its accrued stock compensation, previously reflected as a liability, to common shares issuable, a component of stockholders’ equity. The reclassification was recorded after the Company concluded its accrued stock compensation had a fixed and determinable price with no cash payment provision.

Summary of Warrants

A summary of warrants for the years ended December 31, 2022 and 2021, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2020	20,000,000	$0.05
Warrants granted	150,000,000	0.03
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	170,000,000	0.03
Warrants granted	108,333,333	.0065
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2022	278,333,333	$0.0223
Balance exercisable, December 31, 2022	278,333,333	$0.0223

Information relating to outstanding warrants at December 31, 2022, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.0045	100,000,000	4.58	$0.0045	100,000,000	$0.0045
$0.03	158,333,333	1.51	$0.03	158,333,333	$0.03
$0.05	20,000,000	0.37	$0.05	20,000,000	$0.02
	278,333,333	2.53	$0.03	278,333,333	$0.03

Based on the fair market value of $0.0032 per share on December 31, 2022, there was no intrinsic value attributed to both the outstanding and exercisable warrants at December 31, 2022.

In connection with the issuance of senior convertible secured debentures on July 28, 2022 (see Note 9), the Company granted warrants with a relative fair value of $223,000 to purchase up to an aggregate of 100,000,000 shares of the Common Stock. Each warrant has a five-year term from issuance and is immediately exercisable at an exercise price of $0.0045 per share, subject to adjustment. The relative fair value of these warrants at grant date was $223,000, which was determined using a Black-Scholes-Merton option pricing model with the following assumptions: fair value of our stock price of $0.0060 per share, the expected term of three years, volatility of 133%, dividend rate of 0%, and risk-free interest rate of 2.81%.

In connection with the issuance of convertible secured debentures on May 2, 2022 (see Note 9), the Company granted warrants with a relative fair value of $81,000 to purchase up to an aggregate of 8,333,333 shares of the Common Stock. Each warrant has a three-year term from issuance and is immediately exercisable at an exercise price of $0.03 per share, subject to adjustment. The relative fair value of these warrants at grant date was $81,000, which was determined using a Black-Scholes-Merton option pricing model with the following assumptions: fair value of our stock price of $0.0180 per share, the expected term of three years, volatility of 132%, dividend rate of 0%, and risk-free interest rate of 2.16%.

In connection with the issuance of 2021 convertible secured debentures in 2021 (see Note 9), the Company granted warrants with a relative fair value of $1,581,000 to purchase up to an aggregate of 150 million shares of the Common Stock. Each warrant has a three-year term from issuance and is immediately exercisable at an exercise price of $0.03 per share, subject to adjustment.

The fair value of each warrant on the date of grant was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	2022	2021

Exercise Price	$0.03	$0.05
Stock Price	$0.017	$0.016
Risk-free interest rate	2.21%	0.53%
Expected volatility	132%	214%
Expected life (in years)	3.0	3.0
Expected dividend yield	0%	0%